Disposition of HC High Summit Limited (Details) - Schedule of reconciliation of the amounts of major classes of income from operation - Discontinued Operations [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations
Income from operating leases	$ 13,946	$ 1,830,148
Cost of operating lease	(323,608)	(1,544,120)
Total operating cost and expenses	(168,888)	(1,642,240)
Total other expenses, net	(67,070)	(365,946)
Net loss from disposal of discontinued operations	(3,005,638)
Net Loss from Discontinued Operations	$ (3,551,258)	$ (1,722,158)